Acquisitions Of Multifamily Apartment Communities And Undeveloped Land (Schedule Of Business Acquisitions, By Acquisition) (Details) (USD $)	9 Months Ended			0 Months Ended	9 Months Ended		9 Months Ended		9 Months Ended		0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 In Place Leases [Member]	Sep. 30, 2013 Tax Abatement [Member]	Mar. 04, 2013 Vintage At Madison Crossing [Member]	Sep. 30, 2013 Vintage At Madison Crossing [Member]	Sep. 30, 2013 Vintage At Madison Crossing [Member] In Place Leases [Member]	Sep. 30, 2013 Woodfield St. James [Member]	Sep. 30, 2013 Woodfield St. James [Member] In Place Leases [Member]	Sep. 30, 2013 Creekstone At RTP [Member]	Sep. 30, 2013 Creekstone At RTP [Member] In Place Leases [Member]	Aug. 26, 2013 Talison Row [Member]	Sep. 30, 2013 Talison Row [Member]	Sep. 30, 2013 Talison Row [Member] In Place Leases [Member]	Sep. 24, 2013 Fountains Southend [Member]	Sep. 30, 2013 Fountains Southend [Member]	Sep. 30, 2013 Fountains Southend [Member] In Place Leases [Member]	Sep. 30, 2013 Fountains Southend [Member] Tax Abatement [Member]	Sep. 30, 2013 BSP/Sunnyside, LLC [Member]
Business Acquisition [Line Items]
Purchase Price	$ 160,500,000			$ 15,300,000	$ 15,250,000		$ 27,400,000		$ 35,800,000		$ 48,100,000	$ 48,050,000		$ 34,000,000	$ 34,000,000
Cash																		147,679
Land	17,394,248				1,139,691		3,003,475		2,969,485			4,018,372			6,263,225			1,452,321
Site Improvements	5,541,236				943,442		1,033,074		1,024,077			1,160,952			1,379,691
Building	137,548,836				12,436,739		22,255,193		30,823,316			41,294,163			30,739,425
Furniture, fixtures and equipment	2,587,702				310,825		440,510		301,982			803,675			730,710
Intangible assets	1,000,000	3,312,909	1,015,069			419,303		667,748		681,140			772,838			771,880	1,015,069
Fair Value of Net Assets Acquired	$ 167,400,000				$ 15,250,000		$ 27,400,000		$ 35,800,000			$ 48,050,000		$ 40,900,000	$ 40,900,000